Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment [Table Text Block]

	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Global Business Group				Global Markets Business Group	Total
				Other than MUAH /Krungsri	MUAH	Krungsri	Total
	(in millions)
Balance at March 31, 2014:
Goodwill	¥840,055	¥885,234	¥37,795	¥152,203	¥341,890	¥217,386	¥711,479	¥2,300	¥2,476,863
Accumulated impairment losses	(840,055)	(885,234)	(22,527)	(532)	—	—	(532)	—	(1,748,348)

	—	—	15,268	151,671	341,890	217,386	710,947	2,300	728,515
Impairment loss	—	—	(3,432)	—	—	—	—	—	(3,432)
Foreign currency translation adjustments and other	—	—	2,196	—	48,402	31,929	80,331	—	82,527

Balance at March 31, 2015:
Goodwill	840,055	885,234	39,991	152,203	390,292	249,315	791,810	2,300	2,559,390
Accumulated impairment losses	(840,055)	(885,234)	(25,959)	(532)	—	—	(532)	—	(1,751,780)

	—	—	14,032	151,671	390,292	249,315	791,278	2,300	807,610
Goodwill acquired during the fiscal year(2)	—	—	2,732	—	—	—	—	—	2,732
Impairment loss	—	—	(4,298)	(151,671)	—	(177,750)	(329,421)	—	(333,719)
Foreign currency translation adjustments and other	—	—	(23)	—	193	(22,418)	(22,225)	—	(22,248)

Balance at March 31, 2016:
Goodwill	840,055	885,234	42,700	152,203	390,485	226,897	769,585	2,300	2,539,874
Accumulated impairment losses	(840,055)	(885,234)	(30,257)	(152,203)	—	(177,750)	(329,953)	—	(2,085,499)

	¥—	¥—	¥12,443	¥—	¥390,485	¥49,147	¥439,632	¥2,300	¥454,375

Notes:

(1)	See Note 30 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisition.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	2015			2016
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,032,617	¥1,372,238	¥660,379	¥2,204,185	¥1,517,237	¥686,948
Core deposit intangibles	712,878	519,587	193,291	137,337	76,872	60,465
Customer relationships	403,652	171,920	231,732	378,295	182,284	196,011
Trade names	77,175	20,693	56,482	78,079	23,915	54,164
Other	10,537	3,350	7,187	12,293	4,015	8,278

Total	¥3,236,859	¥2,087,788	1,149,071	¥2,810,189	¥1,804,323	1,005,866

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			—
Other			8,056			9,284

Total			11,093			9,284

Total			¥1,160,164			¥1,015,150

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2017	¥237,761
2018	204,469
2019	165,748
2020	128,532
2021	86,670